Related Party Balances and Transactions - Schedule of Balances with Related Parties (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net			RM 720,013
Included in amount due from a related party
Included in amounts due from related parties	1,490,385	367,452	751,695
Included in prepayments to a related party
Included in prepayments to a related party	9,566,537	2,358,614	5,517,306
Included in amounts due to related parties
Included in amounts due to related parties	6,056,741	1,493,279	4,001,850
Agroz Ventures Sdn. Bhd. [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net			588,000
Included in amount due from a related party
Included in amounts due from related parties	1,490,385	367,452	751,695
Included in amounts due to related parties
Included in amounts due to related parties			274,733
Isa Wellness Marketing [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net			32,513
Agroz Vertical Farm Sdn. Bhd. [Member]
Included in trade receivables from related parties, net
Included in trade receivables from related parties, net			99,500
Included in amounts due to related parties
Included in amounts due to related parties	1,610,432	397,049	1,102,611
Braiven Co., Ltd. [Member]
Included in prepayments to a related party
Included in prepayments to a related party	9,566,537	2,358,614	5,517,306
Included in amounts due to related parties
Included in amounts due to related parties	76,677	18,905	40,226
HWG Cash [Member]
Included in amounts due to related parties
Included in amounts due to related parties	537,408	132,497	2,514,691
Gerard Lim [Member]
Included in amounts due to related parties
Included in amounts due to related parties	3,832,224	944,828	33,691
Ms. Khoo Kwai Fun [Member]
Included in amounts due to related parties
Included in amounts due to related parties			35,898
Related Party [Member]
Included in amounts due to related parties
Included in amounts due to related parties	RM 6,056,741	$ 1,493,279	RM 4,001,850